Client Name:
Client Project Name:	BRAVO 2025-NQM10
Start - End Dates:	2/13/2025 - 6/30/2025
Deal Loan Count:	279

Conditions Report 2.0

Loans in Report:	279
Loans with Conditions:	124

0 - Total Active Conditions

99 - Total Satisfied Conditions

56 - Credit Review Scope
4 - Category: Application
6 - Category: Assets
8 - Category: DTI
12 - Category: Income/Employment
10 - Category: Insurance
5 - Category: Legal Documents
8 - Category: Terms/Guidelines
3 - Category: Title
9 - Property Valuations Review Scope
7 - Category: Appraisal
1 - Category: Property
1 - Category: Value
34 - Compliance Review Scope
2 - Category: Compliance Manual
4 - Category: Documentation
1 - Category: State Consumer Protection
27 - Category: TILA/RESPA Integrated Disclosure
103 - Total Waived Conditions

92 - Credit Review Scope
2 - Category: Application
10 - Category: Assets
33 - Category: Credit/Mtg History
2 - Category: DTI
1 - Category: Income/Employment
1 - Category: Insurance
1 - Category: Legal Documents
23 - Category: LTV/CLTV
19 - Category: Terms/Guidelines
5 - Property Valuations Review Scope
1 - Category: Appraisal
4 - Category: Property
6 - Compliance Review Scope
5 - Category: State Consumer Protection
1 - Category: TILA

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